SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER FINANCE LEASES (Details) - USD ($) $ in Thousands	Mar. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
December 31, 2024	$ 31	[1]	$ 31
December 31, 2025	41		41
December 31, 2026	24		41
December 31, 2027	4		24
December 31, 2027			4
Total lease payments	100		110
Less imputed interest	7		8
Total operating lease liabilities	$ 93		$ 102	$ 45

[1]	Represents scheduled payments for the remaining nine-month period ending December 31, 2024.